Critical Accounting Estimates and Judgments - Additional Information (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 $ / shares [3]	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2017 $ / shares [3]	Dec. 31, 2016 USD ($) $ / shares		Dec. 31, 2016 $ / shares [3]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in operating profit		$ 2,154		$ 1,773			$ 1,352
Decrease in depreciation expense		(655)		(676)	[1],[2]		(611)	[1],[2]
Increase in net profit attributable to equity holders of the Company		$ 1,875		$ 1,603			$ 1,224
Increase in basic earnings per share | (per share)		$ 0.2321	$ 1.8175	$ 0.1986		$ 1.5522	$ 0.1517		$ 1.1765
Increase in diluted earnings per share | (per share)		$ 0.2319	$ 1.8159	$ 0.1985		$ 1.5514	$ 0.1517		$ 1.1765
Change in estimate of useful lives or depreciation rates, property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in operating profit				$ 89
Decrease in depreciation expense				89
Increase in net profit attributable to equity holders of the Company				$ 88
Increase in basic earnings per share | $ / shares				$ 0.0110
Increase in diluted earnings per share | $ / shares				$ 0.0110
Bottom of range [member] | Land improvements, buildings and building improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15	10
Bottom of range [member] | Certain furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	3	5
Top of range [member] | Land improvements, buildings and building improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40	50
Top of range [member] | Certain furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	6	10

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2017 and 2016 of US$1.00 to HK$7.8306, US$1.00 to HK$7.8157 and US$1.00 to HK$7.7555, respectively.